Financial Income (Expenses) - Summary of Detailed Information About Finance Income Expense (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
FINANCIAL INCOME:
Interest on short-term investments	R$ 38,888	R$ 14,484	R$ 74,306	R$ 37,445
Gains on monetary and exchange rate variations	157,780	221,307	394,807	410,393
Gains on swap and forward transactions	559,770	167,748	1,634,968	318,873
Gains on fair value adjustment of swap and forward derivatives	(136,420)	656	3,020	1,003
Reversal of the monetary update of provision for tax risks and tax obligations			42,378
Debt structuring revenues for acquisition of Avon	26,106		52,434
Other financial income	19,414	9,862	23,809	24,445
Total Finance Income	665,538	414,057	2,225,722	792,159
Financial expenses:
Interest on financing	(286,577)	(129,072)	(539,671)	(257,764)
Interest on leases	(65,035)	(33,163)	(119,398)	(64,137)	R$ (64,137)
Losses on monetary and exchange rate variations	(330,883)	(159,641)	(1,529,458)	(311,015)
Losses on swap and forward transactions	(283,417)	(243,564)	(431,567)	(455,352)
Loss on fair value adjustment of swap and forward derivatives	79,237	(309)	(5,170)	(786)
Inflation adjustment of provision for tax, civil and labor risks and tax liabilities	(2,664)	(3,845)	(6,410)	(8,080)
Appropriation of funding costs (debentures and notes)	(2,822)	(3,204)	(5,653)	(6,452)
Pension plan interest	(8,204)		(15,512)
Adjustment for hyperinflationary economy (Argentina)	(10,368)	(3,225)	(5,556)	(5,864)
Debt structuring expenses for acquisition of Avon		(29,360)		(29,360)
Other finance cost	(23,346)	(13,076)	(63,463)	(23,006)
Total finance expenses	(934,079)	(618,459)	(2,721,858)	(1,161,816)
Financial income (expenses)	R$ (268,541)	R$ (204,402)	R$ (496,136)	R$ (369,657)